Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of financial statements

1.	These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board.

2.	Measurement basis:

The Company’s consolidated financial statements are prepared on a cost basis, except for financial assets measured at fair value through other comprehensive income (“OCI”); and financial assets and liabilities (including derivatives and contingent consideration) which are presented at fair value through profit or loss. (See Note 14).

The Company has elected to present profit or loss items using the “function of expense” method.

b.	The Company’s operating cycle is one year.

c.

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (Subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the Subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intercompany balances and transactions, gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

Business combinations and goodwill
d.	Business combinations and goodwill:

Upon consummation of an acquisition, and for the purpose of determining the appropriate accounting treatment, the Company examines whether the transaction constitutes an acquisition of a business or assets. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Company has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition, which includes transaction costs, is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an assets acquisition, no goodwill is recognized, and no deferred taxes are recognized in respect of the temporary differences existing on the acquisition date.

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date.

Costs associated with the acquisition that were incurred by the Company in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees, other than those associated with an issue of debt or equity instruments connected to the business combination, are expensed in the period the services are received.

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss as finance income or finance expense. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

The fair value of an acquiree’s previously recognized contingent consideration assumed in connection with a business combination is recognized as financial liability on the acquisition date. Subsequently, the financial liability is measured at amortized cost, per IFRS 9. Remeasurement of the financial liability is recognized as finance income or expense in the statement of operations.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration over the net identifiable assets acquired and liabilities assumed.

Financial instruments

Contingent consideration is recognized at fair value on the acquisition date and classified as a financial asset or liability in accordance with IFRS 9. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss as finance income or finance expense. If the contingent consideration is classified as an equity instrument, it is measured at fair value on the acquisition date without subsequent remeasurement.

The fair value of an acquiree’s previously recognized contingent consideration assumed in connection with a business combination is recognized as financial liability on the acquisition date. Subsequently, the financial liability is measured at amortized cost, per IFRS 9. Remeasurement of the financial liability is recognized as finance income or expense in the statement of operations.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration over the net identifiable assets acquired and liabilities assumed.

e.	Functional currency, presentation currency and foreign currency

1.	Functional currency and presentation currency

The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency.

2.	Transactions, assets and liabilities in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction.

f.	Cash and cash equivalents

Cash comprise of cash at banks and on hand. Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of purchase, which are subject to an insignificant risk of changes in value.

g.	Short-term investments

Short-term investments comprised of bank deposits with a maturity of more than three months from the deposit date but less than one year and securities measured at fair value through other comprehensive income. The deposits are presented according to their terms of deposit.

h.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises of the costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business.

Cost of inventories is determined as follows:

Raw materials	At cost using the first-in, first-out method. Fair value of raw material received at no charge is not included in the inventory value.

Work in process

Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the in process manufactured batches through the end of the reporting period. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors.

The Company determines a standard manufacturing capacity for each quarter. To the extent the actual manufacturing capacity in a given quarter is lower than the predetermined standard, than a portion of the indirect costs which is equal to the product of the overall quarterly indirect costs multiplied by the quarterly manufacturing shortfall rate is recognized as costs of revenues

Finished products	Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the manufactured finished products through completion of manufacturing process.

Purchased products	At cost using the first-in, first-out method.

The Company periodically evaluates the condition and age of inventories and accounts for impairment of inventories with a lower market value or which are slow moving.

i.	Research and development costs

Research and development expenditures are recognized in profit or loss when incurred and include preclinical and clinical costs (as well as cost of materials associated with the development of new products or existing products for new therapeutic indications). In addition, these costs include additional product development activities with respect to approved and distributed products as well as post marketing commitment research and development activities.

An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

j.	Revenue recognition

The Company recognizes revenue when the customer obtains control over the promised goods or services. Revenues are recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The Company includes variable consideration, such as milestone payments or volume rebates, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved.

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration.

Identifying the contract

The Company account for a contract with a customer only when all of the following criteria are met:

a)	The parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;

b)	The Company can identify each party’s rights regarding the goods or services to be transferred;

c)	The Company can identify the payment terms for the goods or services to be transferred;

d)	The contract has commercial substance (i.e., the risk, timing or amount of the entity’s future cash flows is expected to change as a result of the contract); and

e)	It is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer

For the purpose of paragraph (e) the Company examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Combination of contracts

The Company accounts for multiple contracts as a single contract when all the contracts are signed at or near the same time with the same customer or with related parties of the customer, and when one of the following criteria is met:

a)	The contracts are negotiated as a package with a single commercial objective.

b)	The amount of consideration to be paid in one contract depends on the consideration of another contract.

c)	The goods or services that the Company will provide according to the contracts represent a single performance obligation for the Company.

Identifying performance obligations

On the contract’s inception date the Company assesses the goods or services promised in the contract with the customer and identifies the performance obligations in it.

The Company identifies the performance obligations when the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the Company promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Company examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Option to purchase additional goods or services

An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the option grants to the customer a material right it would not have received without the original contract.

Determining the transaction price

The transaction price is the amount of the consideration that is expected to be received based on the contract terms. The Company takes into account the effects of all the following elements when determining the transaction price:

a)	Variable consideration – The Company determines the transaction price separately for each contract with a customer. When exercising this judgment, the Company evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, and non-cash consideration. The Company includes the estimated variable consideration in the transaction price only to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved. The Company updates the estimated transaction price to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

b)

Existence of a significant financing component – the Company adjusts the amount of the promised consideration in respect of the effects of the time value of money when certain advance payments provide the Company with a significant financing benefit. The financing component is recognized as interest expenses over the period, which are calculated according to the effective interest method.

In cases where the difference between the time of receiving payment and the time of transferring the goods or services to the customer is one year or less, the Company applies the practical expedient included in the standard and does not separate a significant financing component.

c)	Non-cash consideration - Non-cash consideration is measured at the fair value for goods receivable on a contract’s inception.

d)	Consideration payable to customers - The Company accounts for payments made to a customer as a reduction of the revenues from the customer when the Company recognizes revenue from the transfer of goods or services to the customer or the Company pays the consideration or promises to pay the consideration in accordance with the Company’s customary business practices. When the consideration payable to a customer is a payment for a distinct good or service from the customer, then the Company accounts for the purchase of the good or service in the same way it accounts for other purchases from suppliers.

Allocating the transaction price

For contracts that consist of more than one performance obligation, at contract inception the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer. When the stand-alone selling price is not directly observable by reference to similar transactions with similar customers, the Company applies suitable methods for estimating the stand-alone selling price including: the adjusted market assessment approach, the expected cost plus a margin approach and the residual approach. The Company may also use a combination of these approaches to allocate the transaction price in the contract.

Satisfaction of performance obligations

The Company recognizes revenue from contracts with customers when the control over the goods or services is transferred to the customer.

For most contracts, revenue recognition occurs at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods. For agreements with a strategic partner, performance obligations are generally satisfied over time, given that the customer both simultaneously receives and consumes the benefits provided by the Company, or receives assets with no alternative use, for which the Company has an enforceable right to payment for performance completed to date. The method for measuring the progress of performance obligations that are satisfied over time usually based upon the deliverables forming part of performance obligations.

Contract modifications

A contract modification is a change in the scope or price (or both) of a contract that was approved by the parties to the contract. A contract modification can be approved in writing, orally or be implied by customary business practices. A contract modification can take place also when the parties to the contract have a disagreement regarding the scope or price (or both) of the modification or when the parties have approved the modification in scope of the contract but have not yet agreed on the corresponding price modification.

When a contract modification has not yet been approved by the parties, the Company continues to recognize revenues according to the existing contract, while disregarding the contract modification, until the date the contract modification is approved or the contract modification is legally enforceable.

The Company accounts for a contract modification as an adjustment of the existing contract since the remaining goods or services after the contract modification are not distinct and therefore constitute a part of one performance obligation that is partially satisfied on the date of the contract modification. The effect of the modification on the transaction price and on the rate of progress towards full satisfaction of the performance obligation is recognized as an adjustment to revenues (increase or decrease) on the date of the contract modification, meaning on a catch-up basis.

When a contract modification increases the scope of the contract as a result of adding distinct goods or services and the contract price changes by an amount reflecting the stand-alone selling prices of the additional goods or services, the Company accounts for the contract modification as a separate contract.

Costs to fulfill a contract:

Costs incurred in fulfilling contracts or anticipated contracts with customers are recognized as an asset when the costs generate or enhance the Company’s resources that will be used in satisfying or continuing to satisfy the performance obligations in the future and are expected to be recovered. Costs to fulfill a contract comprise direct identifiable costs and indirect costs that can be directly attributed to a contract based on a reasonable allocation method. Costs to fulfill a contract are amortized on a systematic basis that is consistent with the provision of the services under the specific contract.

An impairment loss in respect of capitalized costs to fulfill a contract is recognized in profit or loss when the carrying amount of the asset exceeds the remaining amount of consideration that the Company expects to receive for the goods or services to which the asset relates less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

Principal or agent

When another party is involved in providing goods or services to the customer, the Company examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Company is a principal and therefore recognizes revenue in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Company is an agent and therefore recognizes revenue in the amount of the net commission.

The Company is a principal when it controls the promised goods or services before their transfer to the customer. Indicators that the Company controls the goods or services before their transfer to the customer include, inter alia, as follows: the Company is responsible for fulfilling the promises in the contract; the Company has inventory risk before the goods or services are transferred to the customer; and the Company has discretion in setting the prices of the goods or services.

Analysis of major contracts:

As of December 31, 2022, 2021 and 2020, the Company generated revenue mainly from the sale of products to strategic partners and distributors as well as from the licensing of its technology and distribution rights.

In the majority of contracts, revenue recognition occurs at a point in time when control of the Company’s product is transferred to the customer, generally on delivery of the goods.

The Company determines the transaction price separately for each contract with a customer taking into consideration variable prices, discounts, chargeback, rebates, etc. The Company includes the estimated variable consideration in the transaction price only to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved.

With regards to a certain contract with its strategic partner the Company analyzed the following:

The Company identified few performance obligations which include:

a.	Grant of a license for distribution of one of the Company’s products in certain territories and the supply of predetermined minimum quantities.

b.	The supply of a predetermined quantity of the Company’s product for the purpose of clinical trials performed conducted by a strategic partner.

c.	Grant of a license for the use of the Company’s knowledge and patents, and the provision of consulting services with respect to the transfer of technology.

The Company determines the transaction price and allocates the transaction price to the different performance obligation identified. For certain amounts of variable consideration, the Company allocated to a certain performance obligation or to a distinct goods or services within it.

For each performance obligation identified, the Company recognizes revenue when (or as) it satisfies the performance obligation. The performance obligations are satisfied over time, as the customer both simultaneously receives and consumes the benefits provided by the Company, or receives assets with no alternative use, for which the Company has an enforceable right to payment for performance completed to date. The method for measuring the progress in performance obligations that are satisfied over time usually based upon the deliverables forming part of those performance obligations.

As of 2022, the Company also generates revenue in the form of royalty payments, due from the grant of a license for the use of the Company’s knowledge and patents. Royalty revenue is recognized when the underlying sales have occurred.

Following the acquisition of CYTOGAM, WINRHO SDF, VARIZIG and HEPGAM B during November 2021, the Company, through its wholly-owned subsidiary Kamada Inc., sells these products in the U.S. market to wholesalers/distributors that redistribute/sell these products to other parties such as hospitals and pharmacies. Revenue recognition occurs at a point in time when control of the product is transferred to the wholesalers/distributors, generally on delivery of the goods.

The Company’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to group purchasing organizations, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on gross sales for a reporting period. These adjustments are deducted from gross sales to arrive at net sales. The Company monitors the obligation for these deductions on at least a quarterly basis and records adjustments when rebate trends, rebate programs and contract terms, legislative changes, or other significant events indicate that a change in the obligation is appropriate.

The following summarizes the nature of the most significant adjustments to revenues generated from the sales of these products in the U.S. market:

Wholesaler chargebacks:

The Company has arrangements with certain indirect customers whereby the customer is able to buy products from wholesalers at reduced prices. A chargeback represents the difference between the invoice price to the wholesaler and the indirect customer’s contractual discounted price. Provisions for estimating chargebacks are calculated based on historical experience and product demand. The provision for chargebacks are recorded as a deduction from trade receivables on the consolidated statements of financial position.

Fees for service:

Consists of wholesaler/distributor fees. The wholesalers/distributors charge the Company fees for the redistribution of the products to hospitals and pharmacies. These fees are outlined in each wholesaler/distributor contract. The fees are invoiced to the Company monthly or quarterly by the wholesaler/distributor. The provisions for fees for service are recorded in the same period that the corresponding revenues are recognized.

Deferred revenues

Deferred revenues include unearned amounts received from customers not yet recognized as revenues.

k.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received, and the Company will comply with the grant attached conditions.

Government grants received from the Israel Innovation Authority (formerly: the Office of the Chief Scientist in Israel, “the IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

l.	Taxes on income

Taxes on income in profit or loss comprise of current taxes, deferred taxes and taxes in respect of prior years, which are recognized in profit or loss, except to the extent that the tax arises from items which are recognized directly in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of reporting period as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of carryforward losses and temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at the end of each reporting period and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

3.	Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Company will have to use its economic resources to pay the obligation.

As of December 31, 2022 and 2021, the application of IFRIC 23 did not have a material effect on the financial statements.

m.	Leases

The Company accounts for a contract as a lease according to IFRS 16, “Leases” (“Lease Standard”), when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

b)	The right to direct the identified asset’s use.

The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient the Lease Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred less any lease incentives received. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life or the lease term. The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

	%	Mainly %
Land and Buildings	10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Lease extension and termination options:

A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised, and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company re-measures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

Subleases:

In a transaction in which the Company is a lessee of an underlying asset (head lease) and the asset is subleased to a third party, the Company assesses whether the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, among others, by evaluating the sublease term with reference to the useful life of the right-of-use asset arising from the head lease.

When substantially all the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, the Company accounts for the sublease as a finance lease, otherwise it is accounted for as an operating lease. If the sublease is classified as a finance lease, the leased asset is derecognized on the commencement date and a new asset, “finance lease receivable” is recognized at an amount equivalent to the present value of the lease payments, discounted at the interest rate implicit in the lease. Any difference between the carrying amount of the leased asset before the derecognition and the carrying amount of the finance lease receivable is recognized in profit or loss.

Lease modification:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company re-measures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

For additional information regarding right-of-use assets and lease liabilities and refer to Note 16.

n.	Property, plant and equipment

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that can be used only in connection with the plant and equipment.

The Company’s assets include computer systems comprising hardware and software. Software forming an integral part of the hardware to the extent that the hardware cannot function without the software installed on it is classified as property, plant and equipment. In contrast, software that adds functionality to the hardware is classified as an intangible asset.

The cost of assets includes the cost of materials, direct labor costs, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to operate in the manner intended by management.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at the year-end and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

o.	Intangible assets

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized on a straight-line basis over its useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

	Estimated life	Amortization method
Intellectual property	15-20	Straight-line
Customer Relations	20	Straight-line
Production agreement	6	Straight-line
Distribution right	10-15	Straight-line over the contract period
Goodwill	Indefinite	Not amortized

p.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Goodwill:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

q.
Functional currency, presentation currency and foreign currency
e.	Functional currency, presentation currency and foreign currency

1.	Functional currency and presentation currency

The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency.

2.	Transactions, assets and liabilities in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction.

Cash and cash equivalents
f.	Cash and cash equivalents

Cash comprise of cash at banks and on hand. Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of purchase, which are subject to an insignificant risk of changes in value.

Short-term investments
g.	Short-term investments

Short-term investments comprised of bank deposits with a maturity of more than three months from the deposit date but less than one year and securities measured at fair value through other comprehensive income. The deposits are presented according to their terms of deposit.

Inventories
h.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises of the costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business.

Cost of inventories is determined as follows:

Raw materials	At cost using the first-in, first-out method. Fair value of raw material received at no charge is not included in the inventory value.

Work in process

Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the in process manufactured batches through the end of the reporting period. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors.

The Company determines a standard manufacturing capacity for each quarter. To the extent the actual manufacturing capacity in a given quarter is lower than the predetermined standard, than a portion of the indirect costs which is equal to the product of the overall quarterly indirect costs multiplied by the quarterly manufacturing shortfall rate is recognized as costs of revenues

Finished products	Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the manufactured finished products through completion of manufacturing process.

Purchased products	At cost using the first-in, first-out method.

The Company periodically evaluates the condition and age of inventories and accounts for impairment of inventories with a lower market value or which are slow moving.

Research and development costs
i.	Research and development costs

Research and development expenditures are recognized in profit or loss when incurred and include preclinical and clinical costs (as well as cost of materials associated with the development of new products or existing products for new therapeutic indications). In addition, these costs include additional product development activities with respect to approved and distributed products as well as post marketing commitment research and development activities.

An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

Revenue recognition
j.	Revenue recognition

The Company recognizes revenue when the customer obtains control over the promised goods or services. Revenues are recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The Company includes variable consideration, such as milestone payments or volume rebates, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved.

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration.

Identifying the contract

The Company account for a contract with a customer only when all of the following criteria are met:

a)	The parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;

b)	The Company can identify each party’s rights regarding the goods or services to be transferred;

c)	The Company can identify the payment terms for the goods or services to be transferred;

d)	The contract has commercial substance (i.e., the risk, timing or amount of the entity’s future cash flows is expected to change as a result of the contract); and

e)	It is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer

For the purpose of paragraph (e) the Company examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Company has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Combination of contracts

The Company accounts for multiple contracts as a single contract when all the contracts are signed at or near the same time with the same customer or with related parties of the customer, and when one of the following criteria is met:

a)	The contracts are negotiated as a package with a single commercial objective.

b)	The amount of consideration to be paid in one contract depends on the consideration of another contract.

c)	The goods or services that the Company will provide according to the contracts represent a single performance obligation for the Company.

Identifying performance obligations

On the contract’s inception date the Company assesses the goods or services promised in the contract with the customer and identifies the performance obligations in it.

The Company identifies the performance obligations when the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the Company promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Company examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Option to purchase additional goods or services

An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the option grants to the customer a material right it would not have received without the original contract.

Determining the transaction price

The transaction price is the amount of the consideration that is expected to be received based on the contract terms. The Company takes into account the effects of all the following elements when determining the transaction price:

a)	Variable consideration – The Company determines the transaction price separately for each contract with a customer. When exercising this judgment, the Company evaluates the effect of each variable amount in the contract, taking into consideration discounts, penalties, variations, claims, and non-cash consideration. The Company includes the estimated variable consideration in the transaction price only to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved. The Company updates the estimated transaction price to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period.

b)

Existence of a significant financing component – the Company adjusts the amount of the promised consideration in respect of the effects of the time value of money when certain advance payments provide the Company with a significant financing benefit. The financing component is recognized as interest expenses over the period, which are calculated according to the effective interest method.

In cases where the difference between the time of receiving payment and the time of transferring the goods or services to the customer is one year or less, the Company applies the practical expedient included in the standard and does not separate a significant financing component.

c)	Non-cash consideration - Non-cash consideration is measured at the fair value for goods receivable on a contract’s inception.

d)	Consideration payable to customers - The Company accounts for payments made to a customer as a reduction of the revenues from the customer when the Company recognizes revenue from the transfer of goods or services to the customer or the Company pays the consideration or promises to pay the consideration in accordance with the Company’s customary business practices. When the consideration payable to a customer is a payment for a distinct good or service from the customer, then the Company accounts for the purchase of the good or service in the same way it accounts for other purchases from suppliers.

Allocating the transaction price

For contracts that consist of more than one performance obligation, at contract inception the Company allocates the contract transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer. When the stand-alone selling price is not directly observable by reference to similar transactions with similar customers, the Company applies suitable methods for estimating the stand-alone selling price including: the adjusted market assessment approach, the expected cost plus a margin approach and the residual approach. The Company may also use a combination of these approaches to allocate the transaction price in the contract.

Satisfaction of performance obligations

The Company recognizes revenue from contracts with customers when the control over the goods or services is transferred to the customer.

For most contracts, revenue recognition occurs at a point in time when control of the asset is transferred to the customer, generally on delivery of the goods. For agreements with a strategic partner, performance obligations are generally satisfied over time, given that the customer both simultaneously receives and consumes the benefits provided by the Company, or receives assets with no alternative use, for which the Company has an enforceable right to payment for performance completed to date. The method for measuring the progress of performance obligations that are satisfied over time usually based upon the deliverables forming part of performance obligations.

Contract modifications

A contract modification is a change in the scope or price (or both) of a contract that was approved by the parties to the contract. A contract modification can be approved in writing, orally or be implied by customary business practices. A contract modification can take place also when the parties to the contract have a disagreement regarding the scope or price (or both) of the modification or when the parties have approved the modification in scope of the contract but have not yet agreed on the corresponding price modification.

When a contract modification has not yet been approved by the parties, the Company continues to recognize revenues according to the existing contract, while disregarding the contract modification, until the date the contract modification is approved or the contract modification is legally enforceable.

The Company accounts for a contract modification as an adjustment of the existing contract since the remaining goods or services after the contract modification are not distinct and therefore constitute a part of one performance obligation that is partially satisfied on the date of the contract modification. The effect of the modification on the transaction price and on the rate of progress towards full satisfaction of the performance obligation is recognized as an adjustment to revenues (increase or decrease) on the date of the contract modification, meaning on a catch-up basis.

When a contract modification increases the scope of the contract as a result of adding distinct goods or services and the contract price changes by an amount reflecting the stand-alone selling prices of the additional goods or services, the Company accounts for the contract modification as a separate contract.

Costs to fulfill a contract:

Costs incurred in fulfilling contracts or anticipated contracts with customers are recognized as an asset when the costs generate or enhance the Company’s resources that will be used in satisfying or continuing to satisfy the performance obligations in the future and are expected to be recovered. Costs to fulfill a contract comprise direct identifiable costs and indirect costs that can be directly attributed to a contract based on a reasonable allocation method. Costs to fulfill a contract are amortized on a systematic basis that is consistent with the provision of the services under the specific contract.

An impairment loss in respect of capitalized costs to fulfill a contract is recognized in profit or loss when the carrying amount of the asset exceeds the remaining amount of consideration that the Company expects to receive for the goods or services to which the asset relates less the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

Principal or agent

When another party is involved in providing goods or services to the customer, the Company examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Company is a principal and therefore recognizes revenue in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Company is an agent and therefore recognizes revenue in the amount of the net commission.

The Company is a principal when it controls the promised goods or services before their transfer to the customer. Indicators that the Company controls the goods or services before their transfer to the customer include, inter alia, as follows: the Company is responsible for fulfilling the promises in the contract; the Company has inventory risk before the goods or services are transferred to the customer; and the Company has discretion in setting the prices of the goods or services.

Analysis of major contracts:

As of December 31, 2022, 2021 and 2020, the Company generated revenue mainly from the sale of products to strategic partners and distributors as well as from the licensing of its technology and distribution rights.

In the majority of contracts, revenue recognition occurs at a point in time when control of the Company’s product is transferred to the customer, generally on delivery of the goods.

The Company determines the transaction price separately for each contract with a customer taking into consideration variable prices, discounts, chargeback, rebates, etc. The Company includes the estimated variable consideration in the transaction price only to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved.

With regards to a certain contract with its strategic partner the Company analyzed the following:

The Company identified few performance obligations which include:

a.	Grant of a license for distribution of one of the Company’s products in certain territories and the supply of predetermined minimum quantities.

b.	The supply of a predetermined quantity of the Company’s product for the purpose of clinical trials performed conducted by a strategic partner.

c.	Grant of a license for the use of the Company’s knowledge and patents, and the provision of consulting services with respect to the transfer of technology.

The Company determines the transaction price and allocates the transaction price to the different performance obligation identified. For certain amounts of variable consideration, the Company allocated to a certain performance obligation or to a distinct goods or services within it.

For each performance obligation identified, the Company recognizes revenue when (or as) it satisfies the performance obligation. The performance obligations are satisfied over time, as the customer both simultaneously receives and consumes the benefits provided by the Company, or receives assets with no alternative use, for which the Company has an enforceable right to payment for performance completed to date. The method for measuring the progress in performance obligations that are satisfied over time usually based upon the deliverables forming part of those performance obligations.

As of 2022, the Company also generates revenue in the form of royalty payments, due from the grant of a license for the use of the Company’s knowledge and patents. Royalty revenue is recognized when the underlying sales have occurred.

Following the acquisition of CYTOGAM, WINRHO SDF, VARIZIG and HEPGAM B during November 2021, the Company, through its wholly-owned subsidiary Kamada Inc., sells these products in the U.S. market to wholesalers/distributors that redistribute/sell these products to other parties such as hospitals and pharmacies. Revenue recognition occurs at a point in time when control of the product is transferred to the wholesalers/distributors, generally on delivery of the goods.

The Company’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to group purchasing organizations, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on gross sales for a reporting period. These adjustments are deducted from gross sales to arrive at net sales. The Company monitors the obligation for these deductions on at least a quarterly basis and records adjustments when rebate trends, rebate programs and contract terms, legislative changes, or other significant events indicate that a change in the obligation is appropriate.

The following summarizes the nature of the most significant adjustments to revenues generated from the sales of these products in the U.S. market:

Wholesaler chargebacks:

The Company has arrangements with certain indirect customers whereby the customer is able to buy products from wholesalers at reduced prices. A chargeback represents the difference between the invoice price to the wholesaler and the indirect customer’s contractual discounted price. Provisions for estimating chargebacks are calculated based on historical experience and product demand. The provision for chargebacks are recorded as a deduction from trade receivables on the consolidated statements of financial position.

Fees for service:

Consists of wholesaler/distributor fees. The wholesalers/distributors charge the Company fees for the redistribution of the products to hospitals and pharmacies. These fees are outlined in each wholesaler/distributor contract. The fees are invoiced to the Company monthly or quarterly by the wholesaler/distributor. The provisions for fees for service are recorded in the same period that the corresponding revenues are recognized.

Deferred revenues

Deferred revenues include unearned amounts received from customers not yet recognized as revenues.

Government grants
k.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received, and the Company will comply with the grant attached conditions.

Government grants received from the Israel Innovation Authority (formerly: the Office of the Chief Scientist in Israel, “the IIA”) are recognized upon receipt as a liability if future economic benefits are expected from the research project that will result in royalty-bearing sales.

A liability for the loan is first measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method. Royalty payments are treated as a reduction of the liability. If no economic benefits are expected from the research activity, the grant receipts are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37.

Taxes on income
l.	Taxes on income

Taxes on income in profit or loss comprise of current taxes, deferred taxes and taxes in respect of prior years, which are recognized in profit or loss, except to the extent that the tax arises from items which are recognized directly in other comprehensive income or equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of reporting period as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of carryforward losses and temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at the end of each reporting period and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

3.	Uncertain tax positions

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more probable than not that the Company will have to use its economic resources to pay the obligation.

As of December 31, 2022 and 2021, the application of IFRIC 23 did not have a material effect on the financial statements.

Leases
m.	Leases

The Company accounts for a contract as a lease according to IFRS 16, “Leases” (“Lease Standard”), when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

On the inception date of the lease, the Company determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Company assesses whether it has the following two rights throughout the lease term:

a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

b)	The right to direct the identified asset’s use.

The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term. In measuring the lease liability, the Company has elected to apply the practical expedient the Lease Standard and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred less any lease incentives received. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life or the lease term. The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36.

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

	%	Mainly %
Land and Buildings	10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Lease extension and termination options:

A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised, and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company re-measures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

Subleases:

In a transaction in which the Company is a lessee of an underlying asset (head lease) and the asset is subleased to a third party, the Company assesses whether the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, among others, by evaluating the sublease term with reference to the useful life of the right-of-use asset arising from the head lease.

When substantially all the risks and rewards incidental to ownership of the right-of-use asset have been transferred to the sub-lessee, the Company accounts for the sublease as a finance lease, otherwise it is accounted for as an operating lease. If the sublease is classified as a finance lease, the leased asset is derecognized on the commencement date and a new asset, “finance lease receivable” is recognized at an amount equivalent to the present value of the lease payments, discounted at the interest rate implicit in the lease. Any difference between the carrying amount of the leased asset before the derecognition and the carrying amount of the finance lease receivable is recognized in profit or loss.

Lease modification:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company re-measures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

For additional information regarding right-of-use assets and lease liabilities and refer to Note 16.

Property, plant and equipment
n.	Property, plant and equipment

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that can be used only in connection with the plant and equipment.

The Company’s assets include computer systems comprising hardware and software. Software forming an integral part of the hardware to the extent that the hardware cannot function without the software installed on it is classified as property, plant and equipment. In contrast, software that adds functionality to the hardware is classified as an intangible asset.

The cost of assets includes the cost of materials, direct labor costs, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to operate in the manner intended by management.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at the year-end and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Intangible assets
o.	Intangible assets

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized on a straight-line basis over its useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

	Estimated life	Amortization method
Intellectual property	15-20	Straight-line
Customer Relations	20	Straight-line
Production agreement	6	Straight-line
Distribution right	10-15	Straight-line over the contract period
Goodwill	Indefinite	Not amortized

Impairment of non-financial assets
p.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Goodwill:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

Fair value measurement
r.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

-	Level 2 - inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

-	Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

1.	Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

2.	De-recognition of financial instruments

a.	Financial assets

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b.	Financial liabilities

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, by other financial assets, by goods or services or is legally released from the liability.

Derivative financial instruments designated as hedges
s.	Derivative financial instruments designated as hedges

The Company enters into contracts for derivative financial instruments such as forward currency contracts and cylinder strategy in respect of foreign currency to hedge risks associated with foreign exchange rates fluctuations and cash flows risk. Such derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The hedge effectiveness is assessed at the end of each reporting period.

Any gains or losses arising from changes in the fair value of derivatives that do not qualify for hedge accounting are recorded immediately in profit or loss.

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income (loss), while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecast payment occurs.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in other comprehensive income are reclassified to profit or loss. If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized in other comprehensive income remain in other comprehensive income until the forecast transaction or firm commitment occurs.

Provisions
t.	Provisions

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate can be made of it. The expense is recognized in the statement of profit or loss net of any reimbursement.

Employee benefit liabilities
u.	Employee benefit liabilities

The Company has several employee benefit plans:

1.	Short-term employee benefits

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation, and social security contributions are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits

The post-employment benefits plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, 1963 (the “Israeli Severance Pay Law”) under which the Company pays fixed contributions to certain employees under Section 14 and will have no legal or constructive obligation to pay further contributions.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

In addition, with respect to certain other employees who were hired by the company prior to the establishment of the defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, the Company operates a defined benefit plan in respect of severance pay pursuant to the Israeli Severance Pay Law. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee’s turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its defined benefit plan obligation, the Company makes current deposits in pension funds and insurance companies (“plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s own creditors and cannot be returned directly to the Company. The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets. Re-measurements of the net liability are recognized in other comprehensive income in the period in which they occur.

U.S. employees defined contribution plan:

As of August 2022, the U.S. Subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%, but generally not greater than $20.5 thousands per year (for certain employees over 50 years of age the maximum contribution is $27 thousands per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The U.S. Subsidiary matches 3% of employee contributions up to the plan with no limitation.

Share-based payment transactions
v.	Share-based payment transactions

The Company’s employees and members of its Board of Directors are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions

The cost of equity-settled transactions (options and restricted share) with employees and members of the Board of Directors is measured at the fair value of the equity instruments granted at grant date. The fair value of options is determined using a standard option pricing model. The fair value of restricted share is determined using the share price at the grant date.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in shareholder’s equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees or directors become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.

In the event that the Company modifies the conditions on which equity-instruments were granted, an additional expense is calculated and recognized over the remaining vesting period for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee or director at the modification date.

Earnings (loss) per Share
w.	Earnings (loss) per Share

Earnings (loss) per share are calculated by dividing the net income (loss) attributable to Company shareholders by the weighted number of ordinary shares outstanding during the period. Ordinary shares underlying shares options or restricted shares are only included in the calculation of diluted income (loss) per share when their impact dilutes the income (loss) per share. Furthermore, potential ordinary shares converted during the period are included under diluted income (loss) per share only until the conversion date, and from that date on are included under basic income (loss) per share.

Reclassification of prior years' amounts
x.	Reclassification of prior years’ amounts

Certain amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation. The reclassification had no effect on previously reported net loss or shareholders’ equity.